CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Real estate assets:
Land	$ 742,208	$ 700,210	$ 1,172,449
Buildings, fixtures and improvements	1,996,392	1,830,101	3,271,592
Intangible lease assets	323,983	313,127	554,868
Total real estate assets, at cost	3,062,583	2,843,438	4,998,909
Less: accumulated depreciation and amortization	(434,005)	(374,103)	(597,756)
Total real estate assets, net	2,628,578	2,469,335	4,401,153
Real estate-related securities	16,103	0
Loans held-for-investment and related receivables, net	626,079	301,630	89,762
Less: Allowance for credit losses	(27,684)	0
Total loans held-for-investment and related receivables, net	598,395	301,630	89,762
Cash and cash equivalents	336,142	466,024	10,533
Restricted cash	4,797	7,331	9,141
Rents and tenant receivables, net	67,558	58,374	81,686
Prepaid expenses and other assets	9,425	11,731	16,229
Deferred costs, net	2,172	2,301	2,087
Assets held for sale	1,165	351,897	6,780
Total assets	3,664,335	3,668,623	4,617,371
LIABILITIES AND STOCKHOLDERS' EQUITY
Credit facilities, notes payable and repurchase facility, net	1,708,598	1,604,860	2,516,914
Accrued expenses and accounts payable	22,439	22,038	25,014
Due to affiliates	13,796	14,458	5,156
Intangible lease liabilities, net	18,592	20,523	36,418
Distributions payable	4,990	16,510	16,518
Derivative liabilities, deferred rental income and other liabilities	21,582	19,448	16,254
Total liabilities	1,789,997	1,697,837	2,616,274
Commitments and contingencies
Redeemable common stock	170,912	180,838	184,247
STOCKHOLDERS' EQUITY
Preferred stock, $0.01 par value per share; 10,000,000 shares authorized, none issued and outstanding	0	0	0
Common stock, value	3,099	3,112	3,114
Capital in excess of par value	2,607,013	2,606,925	2,607,330
Accumulated distributions in excess of earnings	(895,508)	(816,181)	(804,617)
Accumulated other comprehensive (loss) income	(11,178)	(3,908)	11,023
Total stockholders' equity	1,703,426	1,789,948	1,816,850
Total liabilities, redeemable common stock and stockholders' equity	$ 3,664,335	$ 3,668,623	$ 4,617,371